Balance Sheet Components - Schedule of Accrued Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accrued Liabilities [Abstract]
Accrued compensation	$ (3,851)	$ (3,472)	$ (1,960)
Accrued other liabilities	$ (253)	(496)	(391)
Accrued liabilities		$ (3,968)	$ (2,351)